Revenue Recognition - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net revenue	$ 547,899	$ 360,793	$ 265,398
Related party revenue	1,284	3,386	6,825
Total net revenue	549,183	364,179	272,223
United States
Disaggregation of Revenue [Line Items]
Total net revenue	547,026	361,547	265,647
International
Disaggregation of Revenue [Line Items]
Total net revenue	2,157	2,632	6,576
Lifetime subscriptions
Disaggregation of Revenue [Line Items]
Total net revenue	192,273	134,525	98,578
Term subscriptions
Disaggregation of Revenue [Line Items]
Total net revenue	351,608	221,740	162,062
Non-subscription revenue
Disaggregation of Revenue [Line Items]
Total net revenue	5,302	7,914	11,583
Transferred over time
Disaggregation of Revenue [Line Items]
Related party revenue	0	0	0
Total net revenue	543,881	356,265	260,640
Transferred at a point in time
Disaggregation of Revenue [Line Items]
Related party revenue	1,284	3,386	6,825
Total net revenue	5,302	7,914	11,583
Subscriptions
Disaggregation of Revenue [Line Items]
Net revenue	543,881	356,265	260,640
Subscriptions | Transferred over time
Disaggregation of Revenue [Line Items]
Net revenue	543,881	356,265	260,640
Subscriptions | Transferred at a point in time
Disaggregation of Revenue [Line Items]
Net revenue	0	0	0
Advertising
Disaggregation of Revenue [Line Items]
Net revenue	2,479	1,965	2,669
Advertising | Transferred over time
Disaggregation of Revenue [Line Items]
Net revenue	0	0	0
Advertising | Transferred at a point in time
Disaggregation of Revenue [Line Items]
Net revenue	2,479	1,965	2,669
Revenue Share (Third-party)
Disaggregation of Revenue [Line Items]
Net revenue	1,539	2,563	2,089
Revenue Share (Third-party) | Transferred over time
Disaggregation of Revenue [Line Items]
Net revenue	0	0	0
Revenue Share (Third-party) | Transferred at a point in time
Disaggregation of Revenue [Line Items]
Net revenue	$ 1,539	$ 2,563	$ 2,089